Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-Based Compensation

Note 23. Share-Based Compensation

(a)
Share-Based Compensation Expense

The share-based compensation expense included in the determination of net earnings (loss) was:

Years ended December 31,	2024	2023

Deferred share units	$11	$(1)

Performance share units	7	-

Restricted share units	10	5

Cash performance target	1	2

Share-based compensation expense	$29	$6

(b)
Equity-Settled Share-Based Payments

	2024		2023
Years ended December 31,	Number of options	TSX CAD Weighted average exercise price	Number of options	TSX CAD Weighted average exercise price

Options outstanding, beginning of period	2,297,975	$11.12	3,089,229	$10.77

Exercised[1]	(186,314)	5.95	(217,845)	5.87

Forfeited	(118,935)	8.45	(318,840)	9.54

Expired	(466,403)	15.33	(254,569)	13.32

Options outstanding, end of period	1,526,323	$10.67	2,297,975	$11.12

Options exercisable, end of period	1,237,006	$11.54	1,589,639	$12.52

[1] The weighted average share price of options at the date of exercise for the year ended December 31, 2024, was CAD $10.42 (December 31, 2023 – CAD $8.16).

The Company did not grant stock options for the years ended December 31, 2024 and 2023.

The following table summarizes options outstanding and exercisable at December 31, 2024:

	Options Outstanding			Options Exercisable

Range of exercise prices[1]	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price	Number outstanding	Weighted average remaining life (years)	Weighted average exercise price

$5.51 – $6.68	323,237	2.62	$5.51	212,730	2.62	$5.51

$6.69 – $13.07	519,320	3.32	8.53	340,510	3.17	8.89

$13.08 – $16.12	683,766	1.19	14.74	683,766	1.19	14.74

Total	1,526,323	2.22	$10.67	1,237,006	1.98	$11.54

[1] The range of exercise prices equal the weighted average market price of the Company’s shares on the five days preceding the effective date of the grant based on prices from the Toronto Stock Exchange ("TSX").

(c)
Deferred Share Units

The Company offers a DSU plan for executives and non-employee directors, whereby they may elect on an annual basis to receive all or a portion of their annual bonus, or retainer and fees, respectively, in DSUs. In addition, the Board may grant discretionary DSUs to executives when determined by the Board to be aligned with the long-term interests of the Company and shareholder value creation. A specified component of non-employee directors’ compensation must be received in DSUs. A DSU is a notional unit that entitles the holder to receive payment, as described below, from the Company equal to the implied market value calculated as the number of DSUs multiplied by the weighted average price per share on the TSX for the five trading days immediately preceding the grant.

Additional Enerflex DSUs will be credited on the regular dividend payment dates as all dividends are assumed to be reinvested.

DSUs may be granted to eligible participants on an annual basis and will vest upon being credited to the executive or non-employee director’s account. Participants are not able to cash in their DSUs until they are no longer employed by or cease to be directors of Enerflex. The Company satisfies its payment obligation through cash payments to the participant.

DSUs represent an indexed liability of the Company relative to the Company’s share price. For the year ended December 31, 2024, the value of directors’ compensation and executive bonuses elected to be received in DSUs totalled $2 million (December 31, 2023 – $2 million). The Company paid $3 million for the year ended December 31, 2024, representing units vested in the year (December 31, 2023 – $2 million).

		TSX CAD		NYSE USD
DSUs outstanding	Number of DSUs	Weighted average grant date fair value per unit	Number of DSUs	Weighted average grant date fair value per unit

December 31, 2023	1,560,110	$10.45	-	$-

Granted	259,563	8.66	12,711	6.24

In lieu of dividends	22,566	7.16	122	5.72

Vested	(396,062)	10.01	-	-

Forfeited	(1,220)	5.89	-	-

December 31, 2024	1,444,957	$10.20	12,833	$6.24

The carrying amount of the liability relating to DSUs as at December 31, 2024, included in current liabilities was $4 million (December 31, 2023 – $1 million, January 1, 2023 – $2 million) and in other long-term liabilities was $10 million (December 31, 2023 – $6 million, January 1, 2023 – $8 million).

(d)
Phantom Share Entitlement Plan

The Company utilizes a PSE plan for key employees of affiliates located in Australia and the UAE, for whom the Company’s Stock Option Plan would have negative personal taxation consequences.

The exercise price of each PSE equals the average of the market price of the Company’s shares on the TSX for the five days preceding the date of the grant. The PSEs vest at a rate of one-fifth on each of the first five anniversaries of the date of the grant and expire on the seventh anniversary. The award entitlements for increases in the share trading value of the Company are to be paid to the recipient in cash upon exercise.

There were no PSEs granted to employees during the years ended December 31, 2024 and 2023.

PSEs outstanding	Number of PSEs	TSX CAD Weighted average grant date fair value per unit

December 31, 2023	158,913	$12.61

Exercised	(28,770)	6.72

Expired	(27,352)	15.75

December 31, 2024	102,791	$13.42

The carrying amount of the liability relating to the PSEs as at December 31, 2024, included in current liabilities was less than $1 million (December 31, 2023 – less than $1 million, January 1, 2023 – less than $1 million) and in other long-term liabilities was less than $1 million (December 31, 2023 – less than $1 million, January 1, 2023 – less than $1 million).

(e)
Performance Share Units

The Company offers a PSU plan for executive officers of the Company. A PSU is a notional unit that entitles the holder to receive payment, as described below, from the Company equal to the number of vested PSUs multiplied by the weighted average price per share on the TSX and New York Stock Exchange (“NYSE”) during the last five trading days immediately preceding the grant. Vesting is based on the achievement of performance measures and objectives specified by the Board of Directors. The Board of Directors assess performance to determine the vesting percentage, which can range from zero percent to 200 percent. Within 14 days after the determination of the vesting percentage, the holder will be paid for the vested PSUs either in cash or in shares of the Company acquired on the open market on behalf of the holder, at the discretion of the Company.

Additional Enerflex PSUs will be credited on the regular dividend payment dates as all dividends are assumed to be reinvested.

The Company paid $2 million for the year ended December 31, 2024, representing units vested in the year (December 31, 2023 – $2 million).

		TSX CAD		NYSE USD
PSUs outstanding	Number of PSUs	Weighted average grant date fair value per unit	Number of PSUs	Weighted average grant date fair value per unit

December 31, 2023	1,210,895	$9.40	272,729	$6.23

Granted	378,438	7.98	185,842	5.88

In lieu of dividends	15,996	7.18	3,641	5.34

Vested	(274,113)	7.67	(63,699)	5.41

Forfeited	(168,680)	7.60	(46,887)	6.24

December 31, 2024	1,162,536	$9.58	351,626	$6.18

The carrying amount of the liability relating to PSUs as at December 31, 2024, included in current liabilities was $4 million (December 31, 2023 – $2 million, January 1, 2023 – $3 million) and in other long-term liabilities was $3 million (December 31, 2023 – $2 million, January 1, 2023 – $2 million).

(f)
Restricted Share Units

The Company offers a RSU plan to executive officers and other key employees of the Company or its related entities. RSUs may be granted at the discretion of the Board when determined by the Board to be aligned with the long-term interests of the Company and shareholder value creation. An RSU is a notional unit that entitles the holder to receive payment, as described below, from the Company equal to the number of vested RSUs multiplied by the weighted average price per share on the TSX and NYSE during the last five trading days immediately preceding the vesting date. Unless otherwise determined by the Board, RSUs vest at a rate of one-third on the first, second, and third anniversaries of the award date. Within 30 days of the vesting date, the holder will be paid for the vested RSUs. Executive officers receive payment in the form of Company shares acquired on the open market, and other key employees receive either cash or Company shares, at the discretion of the Company.

Additional Enerflex RSUs will be credited on the regular dividend payment dates as all dividends are assumed to be reinvested.

In 2024, the Board granted 1,647,707 RSUs to executive officers and other key employees of the Company (2023 – 1,869,012).

The Company paid $7 million for units vested during the year ended December 31, 2024 (December 31, 2023 – $7 million).

		TSX CAD		NYSE USD
RSUs outstanding	Number of RSUs	Weighted average grant date fair value per unit	Number of RSUs	Weighted average grant date fair value per unit

December 31, 2023	1,773,592	$6.79	728,591	$6.24

Granted	958,680	7.99	689,027	5.88

In lieu of dividends	23,403	7.19	10,664	5.38

Vested	(831,454)	8.11	(275,857)	5.80

Forfeited	(171,629)	7.24	(122,038)	6.14

December 31, 2024	1,752,592	$6.78	1,030,387	$6.12

The carrying amount of the liability included in current liabilities relating to RSUs at December 31, 2024, was $6 million (December 31, 2023 – $2 million, January 1, 2023 – $3 million) and in other long-term liabilities was nil (December 31, 2023 – less than $1 million, January 1, 2023 – less than $1 million).

(g)
Cash Performance Target Plan

The Company offers a CPT plan to certain non-executive, US-based employees of the Company or its related entities. The plan is denominated in US dollars and may be granted at the discretion of the Board. Although the liability associated with the CPT plan follows Enerflex’s share performance, no actual shares or securities are issued under the plan. The cash payment fluctuates based on the percentage of appreciation or depreciation in the share price over the life of the award, which is calculated using the last five days immediately preceding the vesting date. The cash grants are held for three years, and vest at a rate of one-third on the first, second, and third anniversaries of the award date. Within 30 days of the vesting date, the holder will be paid for the vested cash grants, at the discretion of the Company.

During 2024, the Board of Directors did not grant CPT (2023 – nil). The Company paid $1 million for the year ended December 31, 2024, representing units vested in the year (December 31, 2023 – $2 million).

The carrying amount of the liability included in current liabilities relating to CPT plan at December 31, 2024, was $1 million (December 31, 2023 – $1 million, January 1, 2023 – $1 million) and in other long-term liabilities was nil (December 31, 2023 – nil, January 1, 2023 – nil).

(h)
Employee Share Purchase Plan

The Company offers an employee share purchase plan whereby employees who meet the eligibility criteria can purchase shares by way of payroll deductions. There is a Company match of up to $1,000 per employee per annum based on contributions by the Company of $1 for every $3 contributed by the employee. Company contributions vest to the employee immediately. Company contributions are charged to SG&A when paid. This plan is administered by a third party.